Vanguard Health Care Fund

Supplement to the Prospectus and Summary Prospectus dated May 29, 2012

Important Change to Vanguard Health Care Fund

Wellington Management Company, LLP, has announced the retirement of Edward P. Owens effective December 31, 2012. Mr. Owens is a co-manager of Vanguard Health Care Fund.

Jean M. Hynes, who serves as co-manager with Mr. Owens, will remain as the sole manager of the Fund upon Mr. Owens’ retirement. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 52 092012

Vanguard Specialized Funds

Supplement to the Statement of Additional Information dated May 29, 2012

Important Change to Vanguard Health Care Fund

Wellington Management Company, LLP, has announced the retirement of Edward P. Owens effective December 31, 2012. Mr. Owens is a co-manager of Vanguard Health Care Fund.

Jean M. Hynes, who serves as co-manager with Mr. Owens, will remain as the sole manager of the Fund upon Mr. Owens’ retirement. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. SAI 051 092012